Vessels, containers, handling equipment and other tangible assets	12 Months Ended
Dec. 31, 2020
Vessels, containers, handling equipment and other tangible assets
Vessels, containers, handling equipment and other tangible assets

5    Vessels, containers, handling equipment and other tangible assets (*)

Cost:

				Reclass	Lease	Effect of
	Balance at			from assets	modifications	movements	Balance at
	January 1,			held	and	in exchange	December 31
	2020	Additions	Disposals	for Sale	terminations	rates	2020
	US $’000
Vessels	1,178,983	284,874		50,667	81,052		1,595,576
Containers and equipment	828,898	182,521	(22,820)		(5,315)		983,284
Computer systems and Communication equipment	53,583	3,372	(588)		3,787	336	60,490
Other property and equipment	109,094	13,412	(2,172)		(2,159)	375	118,550
Total	2,170,558	484,179	(25,580)	50,667	77,365	711	2,757,900

Depreciation and impairment charges:

				Reclass	Lease	Effect of
	Balance at			from assets	modifications	movements	Balance at
	January 1,			held	and	in exchange	December 31
	2020	Depreciation	Disposals	for sale	terminations	rates	2020
	US $’000
Vessels	461,042	188,890		38,721	(41,081)		647,572
Containers and equipment	403,160	94,415	(16,264)		(18,914)		462,397
Computer systems and Communication equipment	41,715	6,479	(588)			20	47,626
Other property and equipment	51,860	14,435	(2,081)		(484)	551	64,281
Total	957,777	304,219	(18,933)	38,721	(60,479)	571	1,221,876

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2020	2020
	US $’000	US $’000
Vessels	717,941	948,004
Containers and equipment	425,738	520,887
Computer systems and Communication equipment	11,868	12,864
Other property and equipment	57,234	54,269
	69,102	67,133
Total	1,212,781	1,536,024

(*)Mostly related to right-of-use assets (see also Note 7).

Cost:

				Lease	Effect of
	Balance at			modifications	movements	Balance at
	January 1,			and	in exchange	December 31
	2019	Additions	Disposals	terminations	rates	2019
	US $’000
Vessels	941,201	240,908		(3,126)		1,178,983
Containers and equipment	789,144	180,634	(105,588)	(35,277)	(15)	828,898
Computer systems and communication equipment	46,115	8,271	(307)		(496)	53,583
Other property and equipment	51,671	60,369	(1,592)		(1,354)	109,094
Total	1,828,131	490,182	(107,487)	(38,403)	(1,865)	2,170,558

Depreciation and impairment charges:

				Lease	Effect of
	Balance at			modifications	movements	Balance at
	January 1,			and	in exchange	December 31
	2019	Depreciation	Disposals	terminations	rates	2019
	US $’000
Vessels	323,774	139,682		(2,414)		461,042
Containers and equipment	437,457	78,399	(87,682)	(25,002)	(12)	403,160
Computer systems and communication equipment	36,372	5,647	(304)			41,715
Other property and equipment	40,421	13,249	(558)		(1,252)	51,860
Total	838,024	236,977	(88,544)	(27,416)	(1,264)	957,777

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2019	2019
	US $’000	US $’000
Vessels	617,427	717,941
Containers and equipment	351,687	425,738
Computer systems and Communication equipment	9,743	11,868
Other property and equipment	11,250	57,234
	20,993	69,102
Total	990,107	1,212,781

(*)Mostly related to right-of-use assets (see also Note 7).

(a)	Assets held for sale

On December 31, 2018, in line with commercial and cost-benefit considerations, the Company designated three vessels, to be sold or scrapped. Accordingly, the Company classified such vessels as held for sale, measured per their scrap value and recorded an impairment in an amount of US$ 38 million (under other operating expenses). Two of such vessels were sold in 2019 and one vessel was reclassified back as an operating asset in 2020, due to change in management’s plans considering market conditions, resulted with an impairment recovery of US$ 4 million (see also Note 19).

In addition, and further to an agreement concluded in December 2018, with respect to the sale of containers (for a net consideration of US$ 20 million), the Company classified the related containers as held for sale and disposed such containers during 2019 and 2020.

(b)See also Note 12(a) with respect to liens place on tangible assets.